Form N-1A Supplement	May 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
VALIC Company I
Dynamic Allocation Fund
(the “Fund”)
Supplement dated August 18, 2025 to the Fund’s Summary Prospectus and Prospectus,
each dated October 1, 2024, as supplemented and amended to date
At a meeting held on August 5‑6, 2025 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I approved an Amended and Restated Investment Sub‑Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”), the Fund’s investment adviser, and AllianceBernstein, L.P. (“AllianceBernstein”) with respect to the Fund (the “Subadvisory Agreement”). AllianceBernstein will replace SunAmerica Asset Management, LLC (“SunAmerica”) as the subadviser to the Fund‑of‑Funds Component. In connection with the change in subadviser, certain changes will be made to the Fund’s principal investment strategies and techniques.
The Board has the authority, pursuant to an exemptive order granted by the Securities and Exchange Commission, to enter into subadvisory agreements without a shareholder vote under certain conditions. A notice will be sent to shareholders with information on how to access an Information Statement that will include information AllianceBernstein and the Subadvisory Agreement.
These changes are expected to become effective on or about September 29, 2025 (the “Effective Date”). On the Effective Date, the following changes to the Summary Prospectus and Prospectus will become effective:
All references to SunAmerica as subadviser to the Fund‑of‑Funds Component are replaced with references to AllianceBernstein.
The last sentence of the third paragraph in the section of the Summary Prospectus entitled “Fund Summary: Dynamic Allocation Fund – Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:
AllianceBernstein may change the Fund‑of‑Funds Component’s allocation among the Underlying Funds.
The last sentence of the fourth paragraph in the section of the Summary Prospectus entitled “Fund Summary: Dynamic Allocation Fund – Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:
AllianceBernstein may change the Fund‑of‑Funds Component’s allocation among the Underlying Funds, and may invest in other funds not currently among the Underlying Funds, including unaffiliated money market funds, from time to time without prior notice to investors.
The disclosure in the subsection entitled “Performance Information” is deleted in its entirety and replaced with the following:
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the S&P 500® Index (a broad-based securities index) and a blended index. The blended index is comprised of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index (the “Blended Index”). The Blended Index is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.
AllianceBernstein assumed subadvisory duties for the Fund‑of‑Funds Component on September 29, 2025. From inception through September 28, 2025, SunAmerica Asset Management, LLC was the subadviser to the Fund‑of‑Funds Component.

Dynamic Allocation Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
VALIC Company I
Dynamic Allocation Fund
(the “Fund”)
Supplement dated August 18, 2025 to the Fund’s Summary Prospectus and Prospectus,
each dated October 1, 2024, as supplemented and amended to date
At a meeting held on August 5‑6, 2025 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I approved an Amended and Restated Investment Sub‑Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”), the Fund’s investment adviser, and AllianceBernstein, L.P. (“AllianceBernstein”) with respect to the Fund (the “Subadvisory Agreement”). AllianceBernstein will replace SunAmerica Asset Management, LLC (“SunAmerica”) as the subadviser to the Fund‑of‑Funds Component. In connection with the change in subadviser, certain changes will be made to the Fund’s principal investment strategies and techniques.
The Board has the authority, pursuant to an exemptive order granted by the Securities and Exchange Commission, to enter into subadvisory agreements without a shareholder vote under certain conditions. A notice will be sent to shareholders with information on how to access an Information Statement that will include information AllianceBernstein and the Subadvisory Agreement.
These changes are expected to become effective on or about September 29, 2025 (the “Effective Date”). On the Effective Date, the following changes to the Summary Prospectus and Prospectus will become effective:
All references to SunAmerica as subadviser to the Fund‑of‑Funds Component are replaced with references to AllianceBernstein.
The last sentence of the third paragraph in the section of the Summary Prospectus entitled “Fund Summary: Dynamic Allocation Fund – Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:
AllianceBernstein may change the Fund‑of‑Funds Component’s allocation among the Underlying Funds.
The last sentence of the fourth paragraph in the section of the Summary Prospectus entitled “Fund Summary: Dynamic Allocation Fund – Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:
AllianceBernstein may change the Fund‑of‑Funds Component’s allocation among the Underlying Funds, and may invest in other funds not currently among the Underlying Funds, including unaffiliated money market funds, from time to time without prior notice to investors.
The disclosure in the subsection entitled “Performance Information” is deleted in its entirety and replaced with the following:
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the S&P 500® Index (a broad-based securities index) and a blended index. The blended index is comprised of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index (the “Blended Index”). The Blended Index is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.
AllianceBernstein assumed subadvisory duties for the Fund‑of‑Funds Component on September 29, 2025. From inception through September 28, 2025, SunAmerica Asset Management, LLC was the subadviser to the Fund‑of‑Funds Component.